Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss.
Accumulated other comprehensive loss consists of the following:

	June 30, 2012	December 31, 2011
	(in millions)
Post-employment benefits, net of tax	$(406)	$(415)
Hedge instruments, net of tax	(66)	(80)
Translation adjustments and other, net of tax	(386)	(360)
	$(858)	$(855)

Accumulated Other Comprehensive Loss.
Accumulated other comprehensive loss consists of the following:

	December 31,
	2011	2010
	(in millions)
Post-employment benefits, net of tax	$(415)	$(283)
Hedge instruments, net of tax	(80)	(81)
Translation adjustments and other, net of tax	(360)	(233)
	$(855)	$(597)